TRADEMARK AND PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 416,021	$ 384,767
Accumulated amortization	(264,577)	(208,681)
Trademark and patents, net	151,444	176,086
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	415,251	383,997
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 770	$ 770